Voya Multi-Manager International Small Cap Fund Average Annual Total Returns			12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	16.95%
Class A C I and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			30.73%		8.12%	8.25%
Performance Inception Date		Aug. 31, 1994
Class A C I and W Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.33%		6.82%	7.27%
Class A C I and W Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.92%		6.18%	6.52%
Class A C I and W Shares [Member] | Class A | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I and W Shares [Member] | Class A | S&P Developed ex-U.S. Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		34.94%		5.88%	7.83%
Class A C I and W Shares [Member] | Class A | MSCI EAFE® Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		31.83%		5.62%	7.49%
Class A C I and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			36.67%		8.59%	8.28%
Performance Inception Date		Aug. 31, 1994
Class A C I and W Shares [Member] | Class C | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I and W Shares [Member] | Class C | S&P Developed ex-U.S. Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		34.94%		5.88%	7.83%
Class A C I and W Shares [Member] | Class C | MSCI EAFE® Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		31.83%		5.62%	7.49%
Class A C I and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			39.14%		9.76%	9.28%
Performance Inception Date		Dec. 21, 2005
Class A C I and W Shares [Member] | Class I | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I and W Shares [Member] | Class I | S&P Developed ex-U.S. Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		34.94%		5.88%	7.83%
Class A C I and W Shares [Member] | Class I | MSCI EAFE® Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		31.83%		5.62%	7.49%
Class A C I and W Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			39.16%		9.77%	9.29%
Performance Inception Date		Feb. 28, 2023
Class A C I and W Shares [Member] | Class R6 | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I and W Shares [Member] | Class R6 | S&P Developed ex-U.S. Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		34.94%		5.88%	7.83%
Class A C I and W Shares [Member] | Class R6 | MSCI EAFE® Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		31.83%		5.62%	7.49%
Class A C I and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			39.06%		9.68%	9.20%
Performance Inception Date		Feb. 12, 2008
Class A C I and W Shares [Member] | Class W | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I and W Shares [Member] | Class W | S&P Developed ex-U.S. Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		34.94%		5.88%	7.83%
Class A C I and W Shares [Member] | Class W | MSCI EAFE® Small Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		31.83%		5.62%	7.49%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.